Intangibles and goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Intangible assets other than goodwill	$ 23,237,813	$ 4,609,837
Intangible assets, Cost, Beginning balance	7,920,865	8,461,918
Acquisition of Engine	19,630,000
Foreign exchange	181,869	541,053
Intangible assets, Cost, Ending balance	27,732,734	7,920,865
Intangible assets, Accumulated amortization, Beginning balance	2,609,605
Intangible assets, Accumulated amortization, Beginning balance	3,311,028	1,095,477
Amortization	1,094,704	1,649,070
Foreign exchange intangibles	89,189	(134,942)
Intangible assets, Accumulated amortization, Ending balance	4,494,921	2,609,605
Software [member]
Statement [Line Items]
Intangible assets other than goodwill	5,163,288	0
Intangible assets, Cost, Beginning balance	0	0
Acquisition of Engine	5,400,000
Foreign exchange	0	0
Intangible assets, Cost, Ending balance	5,400,000	0
Intangible assets, Accumulated amortization, Beginning balance	0	0
Amortization	236,712	0
Impairment		0
Foreign exchange intangibles	0	0
Intangible assets, Accumulated amortization, Ending balance	236,712	0
Brand name [Member]
Statement [Line Items]
Intangible assets other than goodwill	6,369,316	3,662,102
Intangible assets, Cost, Beginning balance	5,657,530	6,043,981
Acquisition of Engine	3,230,000
Foreign exchange	129,901	(386,451)
Intangible assets, Cost, Ending balance	9,017,431	5,657,530
Intangible assets, Accumulated amortization, Beginning balance	1,995,428	677,860
Amortization	596,489	1,177,859
Impairment		229,405
Foreign exchange intangibles	56,198	(89,696)
Intangible assets, Accumulated amortization, Ending balance	2,648,115	1,995,428
Customer relationships [Member]
Statement [Line Items]
Intangible assets other than goodwill	11,705,209	947,735
Intangible assets, Cost, Beginning balance	2,263,335	2,417,937
Acquisition of Engine	11,000,000
Foreign exchange	51,968	(154,602)
Intangible assets, Cost, Ending balance	13,315,303	2,263,335
Intangible assets, Accumulated amortization, Beginning balance	1,315,600	417,617
Amortization	261,503	471,211
Impairment		472,018
Foreign exchange intangibles	32,991	(45,246)
Intangible assets, Accumulated amortization, Ending balance	$ 1,610,094	$ 1,315,600